Commitments and Contingencies (Details)	1 Months Ended	3 Months Ended			12 Months Ended											12 Months Ended
	Apr. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2010 USD ($)	Mar. 31, 2011 EUR (€)	Dec. 31, 2010 CAD	Mar. 31, 2011 Other Contingencies [Member] USD ($)	Dec. 31, 2010 Other Contingencies [Member] USD ($)	Mar. 31, 2011 Tax - related actions [Member] USD ($)	Dec. 31, 2010 Tax - related actions [Member] USD ($)	Mar. 31, 2011 Civil claims [Member] USD ($)	Dec. 31, 2010 Civil claims [Member] USD ($)	Mar. 31, 2011 Labor and social security claims [Member] USD ($)	Dec. 31, 2010 Labor and social security claims [Member] USD ($)	Dec. 31, 2010 Option One [Member]	Dec. 31, 2010 Option Three [Member]	Dec. 31, 2010 Option Two [Member]	Mar. 31, 2011 Bay Development Agreement [Member] USD ($)	Mar. 31, 2011 Bay Development Agreement [Member] CAD	Dec. 31, 2009 Bay Development Agreement [Member] USD ($)	Dec. 31, 2009 Bay Development Agreement [Member] CAD	Dec. 31, 2010 Bank Guarantee [Member] USD ($)	Mar. 31, 2011 Contract Termination Payment Guarantee [Member] EUR (€)
Provision for contingencies and the related judicial deposits
Provision for contingencies		$ 2,102,000,000	$ 2,043,000,000		$ 2,043,000,000			$ 39,000,000	$ 39,000,000	$ 785,000,000	$ 746,000,000	$ 488,000,000	$ 510,000,000	$ 790,000,000	$ 748,000,000
Judicial deposits		1,814,000,000	1,731,000,000		1,731,000,000			6,000,000	5,000,000	452,000,000	442,000,000	425,000,000	410,000,000	931,000,000	874,000,000
Changes in the provisions for asset retirement obligations
Beginning of period	1,368,000,000	1,368,000,000	1,230,000,000	1,116,000,000	1,116,000,000
Accretion expense		41,000,000	34,000,000	27,000,000
Liabilities settled in the current period		(10,000,000)	(33,000,000)	(8,000,000)
Revisions in estimated cash flows		(63,000,000)	110,000,000	(2,000,000)
Cumulative translation adjustment		32,000,000	27,000,000	(4,000,000)
End of period		1,368,000,000	1,368,000,000	1,129,000,000	1,368,000,000
Current liabilities		71,000,000	75,000,000	79,000,000	75,000,000
Non-current liabilities		1,297,000,000	1,293,000,000	1,050,000,000	1,293,000,000
Total		1,368,000,000	1,368,000,000	1,129,000,000	1,368,000,000
Commitments and Contingencies (Textuals) [Abstract]
Guarantee obligations maximum exposure		177,000,000																			110,000,000	112,000,000	100,000,000	125,000,000
Number of bank guarantees		2
Total amount of bank guarantee		61,000,000				43,000,000													12,000,000	11,000,000
Number of shares as percentage held by Sumic Nickel Netherlands B.V					21.00%
Shares available for sale under put option as percentage of shares held by minority shareholder company of guaranteed company																25.00%	100.00%	50.00%
Put option exercise description					If the defined cost of the initial nickel-cobalt development project exceeded US$ 4.2 billion
Increase in threshold limit of defined cost for exercise of put option					4,600,000,000
Financial assurance provided by VINL in the form of letter of credit per shipment			16,000,000		16,000,000		16,000,000
Maximum tons of nickel concentrate permitted to ship under Bay Development Agreement					55,000
Number of shipment guaranteed		7
Additional letter of credit issued		118,000,000
Additional financial assurance issued by VINL, outstanding in additional bank guarantees		68,000,000
Additional letter of credit outstanding		84,000,000
Contingencies settled		431,000,000	224,000,000	55,000,000
Recognized provision,Classified as other operating expenses		54,000,000	41,000,000	70,000,000
Loss contingency having no provision, estimate of possible loss		5,110,000,000	4,787,000,000		4,787,000,000
Debentures issued, number					388,559,056
Debentures issued, par value					$ 0.01
Debentures remuneration paid	$ 8,000,000